Premises and Equipment	12 Months Ended
Dec. 31, 2015
Premises and Equipment [Abstract]
PREMISES AND EQUIPMENT

NOTE 5 - PREMISES AND EQUIPMENT

Components of premises and equipment at December 31 are as follows:

	2015	2014
	(In Thousands)
Land and improvements	$2,316	$2,275
Buildings and improvements	9,857	9,723
Furniture and equipment	4,415	4,332
	16,588	16,330
Accumulated depreciation	(10,116)	(9,596)

	$6,472	$6,734

Depreciation expense totaled $551,000,  $572,000 and $594,000 for the years ended December 31, 2015, 2014 and 2013, respectively.

Certain facilities are leased under various operating leases. Rental expense for these leases was $341,000,  $338,000 and $325,000, respectively, for the years ended December 31, 2015, 2014 and 2013. Future minimum rental commitments under noncancellable leases as of December 31, 2015 were as follows (in thousands):

2016	$352
2017	363
2018	363
2019	368
2020	376
Thereafter	1,844
$3,666